SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

During the three months ended March 31, 2014, the Company issued 517,649 shares of common stock for cash of $440,001.

On January 15, 2014, the Company completed the reverse triangular merger, pursuant to the Acquisition Agreement and Plan of Merger (“Merger”), by and among Capstone Sub Co. (“Sub Co”), a Nevada corporation and wholly owned subsidiary of the Company, and Capstone Affluent Strategies, Inc. (“Affluent”), a California corporation, whereby Affluent became a wholly owned subsidiary of the Company. On January 15, 2014, the parties filed the Articles of Merger with the Nevada Secretary of State. A copy of the Articles of Merger is attached hereto as Exhibit 3(i)(d).

Pursuant to the conditions to closing of the Merger, the Company issued 1,000 shares of its restricted common stock in exchange for 100% of Affluent’s issued and outstanding common stock.